Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt Obligations:
December 31, 2018	$ 37,712
December 31, 2019	100,751
December 31, 2020	119,410
December 31, 2021	720,637
December 31, 2022	56,740
December 31, 2023 and thereafter	42,437
Total	$ 1,077,687	$ 1,111,233